UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/15 (Unaudited)

COMMON STOCKS (38.2%)(a)
			Shares	Value

Basic materials (1.4%)

Aceto Corp.			378	$8,471

Airgas, Inc.			1,178	113,701

Amcor, Ltd. (Australia)			13,121	128,111

American Vanguard Corp.			1,460	19,506

Andersons, Inc. (The)			330	11,675

Antofagasta PLC (Chile)			5,420	50,198

ArcelorMittal SA (France)			6,851	53,042

BASF SE (Germany)			1,507	121,456

Bemis Co., Inc.			2,185	92,688

BHP Billiton PLC (Australia)			2,110	36,224

BHP Billiton, Ltd. (Australia)			4,223	75,673

Cabot Corp.			257	8,705

Cambrex Corp.(NON)			602	28,782

Chicago Bridge & Iron Co. NV(S)			473	20,944

Continental Building Products, Inc.(NON)			1,324	26,467

Domtar Corp. (Canada)			371	14,918

EMS-Chemie Holding AG (Switzerland)			204	91,697

Evonik Industries AG (Germany)			968	36,069

Fortescue Metals Group, Ltd. (Australia)(S)			36,648	49,814

Glencore PLC (United Kingdom)			15,833	35,824

Innophos Holdings, Inc.			296	14,229

Innospec, Inc.			383	18,805

KapStone Paper and Packaging Corp.			1,088	23,708

Royal Boskalis Westminster NV (Netherlands)			1,435	74,616

Kraton Performance Polymers, Inc.(NON)			411	8,676

Kuraray Co., Ltd. (Japan)			3,700	43,795

Minerals Technologies, Inc.			138	7,423

Mitsubishi Gas Chemical Co., Inc. (Japan)			5,000	24,415

Mitsubishi Materials Corp. (Japan)			26,000	83,639

Nitto Denko Corp. (Japan)			2,300	155,034

NN, Inc.			1,055	25,542

Orion Engineered Carbons SA (Luxembourg)			919	15,072

Patrick Industries, Inc.(NON)			664	25,093

Rio Tinto PLC (United Kingdom)			1,802	65,252

SBA Communications Corp. Class A(NON)			314	37,115

Sherwin-Williams Co. (The)			646	165,253

Sumitomo Metal Mining Co., Ltd. (Japan)			6,000	76,265

ThyssenKrupp AG (Germany)			6,463	140,247

Trex Co., Inc.(NON)			139	5,395

UPM-Kymmene OYJ (Finland)			6,512	108,061

US Concrete, Inc.(NON)			353	18,278

voestalpine AG (Austria)			595	21,670

Wendel SA (France)			796	101,889

WestRock Co.			9,844	584,241

				2,867,678
Capital goods (2.6%)

ABB, Ltd. (Switzerland)			5,969	115,068

Airbus Group SE (France)			624	40,381

Allison Transmission Holdings, Inc.			8,846	252,996

Altra Industrial Motion Corp.			585	14,631

Argan, Inc.			492	19,262

Avery Dennison Corp.			4,222	245,214

AZZ, Inc.			226	11,436

BAE Systems PLC (United Kingdom)			18,590	127,934

Boeing Co. (The)			3,582	468,096

Chase Corp.			195	7,703

Cooper-Standard Holding, Inc.(NON)			342	19,638

Cubic Corp.			606	25,525

Deere & Co.			8,246	674,358

Douglas Dynamics, Inc.			304	6,755

General Dynamics Corp.			5,339	758,298

Hyster-Yale Materials Holdings, Inc.			160	9,722

Kadant, Inc.			456	20,287

MasTec, Inc.(NON)			1,333	22,074

Matrix Service Co.(NON)			1,011	20,220

Miller Industries, Inc.			554	12,016

Mitsubishi Electric Corp. (Japan)			15,000	149,833

MSA Safety, Inc.			188	8,550

Orbital ATK, Inc.			1,807	136,808

OSRAM Licht AG (Germany)			1,531	80,980

Safran SA (France)			2,655	206,346

Sandvik AB (Sweden)			13,811	132,852

Standex International Corp.			212	16,964

Staples, Inc.			45,232	642,747

Stoneridge, Inc.(NON)			1,286	15,702

Tetra Tech, Inc.			1,213	31,514

THK Co., Ltd. (Japan)			3,900	67,844

TransDigm Group, Inc.(NON)			1,084	249,136

Trinseo SA(NON)(S)			1,386	40,388

Triumph Group, Inc.			343	16,941

Wabash National Corp.(NON)(S)			2,079	25,426

Waste Management, Inc.			9,521	476,621

				5,170,266
Communication services (1.3%)

AT&T, Inc.			10,266	340,831

BT Group PLC (United Kingdom)			26,389	175,805

CalAmp Corp.(NON)			1,069	17,767

Cincinnati Bell, Inc.(NON)			5,149	17,661

Deutsche Telekom AG (Germany)			8,314	142,234

EchoStar Corp. Class A(NON)			658	29,347

Frontier Communications Corp.			3,363	17,050

IDT Corp. Class B			457	7,138

Inteliquent, Inc.			667	12,219

Iridium Communications, Inc.(NON)(S)			1,177	8,769

NeuStar, Inc. Class A(NON)			492	13,751

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			3,500	133,652

NTT DoCoMo, Inc. (Japan)			6,900	144,477

Orange SA (France)			7,171	113,106

ShoreTel, Inc.(NON)			1,207	8,980

Sky PLC (United Kingdom)			13,803	220,359

Spok Holdings, Inc.			585	9,658

Telefonica SA (Spain)			4,731	66,728

Telenor ASA (Norway)			4,158	82,869

Telstra Corp., Ltd. (Australia)			28,558	117,265

Ubiquiti Networks, Inc.			282	9,915

Verizon Communications, Inc.			18,903	869,727

Vodafone Group PLC (United Kingdom)			18,919	65,284

				2,624,592
Conglomerates (—%)

Siemens AG (Germany)			909	90,233

				90,233
Consumer cyclicals (4.9%)

Adecco SA (Switzerland)			1,966	154,097

Ascena Retail Group, Inc.(NON)			1,309	15,800

Automatic Data Processing, Inc.			9,789	756,885

Big Lots, Inc.			528	25,339

Brunswick Corp.			386	19,188

CaesarStone Sdot-Yam, Ltd. (Israel)			178	7,083

Caleres, Inc.			714	23,776

Carmike Cinemas, Inc.(NON)			846	20,177

Carter's, Inc.			1,201	118,070

CEB, Inc.			120	8,594

Cedar Fair LP			356	19,644

Children's Place, Inc. (The)			268	16,059

Cie Generale des Etablissements Michelin (France)			1,680	162,267

Clorox Co. (The)			1,472	163,642

Conn's, Inc.(NON)			516	15,403

Continental AG (Germany)			1,045	222,217

Cooper Tire & Rubber Co.			695	26,827

Dai Nippon Printing Co., Ltd. (Japan)			22,000	226,560

Deckers Outdoor Corp.(NON)			262	16,870

Deluxe Corp.			735	42,637

Dillards, Inc. Class A			247	22,850

Discovery Communications, Inc. Class A(NON)(S)			809	21,519

Discovery Communications, Inc. Class C(NON)			5,066	128,474

Dollar General Corp.			6,743	502,286

DSW, Inc. Class A			570	16,923

Ennis, Inc.			650	10,615

Eros International PLC(NON)			445	14,738

Ethan Allen Interiors, Inc.			1,012	30,107

Everi Holdings, Inc.(NON)			1,488	7,693

Express, Inc.(NON)			1,088	22,195

FactSet Research Systems, Inc.			706	111,492

Five Below, Inc.(NON)			251	9,706

Fuji Heavy Industries, Ltd. (Japan)			5,700	200,782

G&K Services, Inc. Class A			277	18,728

G-III Apparel Group, Ltd.(NON)			219	15,183

Gartner, Inc.(NON)			1,479	126,469

Gray Television, Inc.(NON)			2,683	31,096

Harley-Davidson, Inc.			775	43,439

Heartland Payment Systems, Inc.			170	10,129

Host Hotels & Resorts, Inc.(R)			4,748	84,182

Inditex SA (Spain)			3,293	109,697

ITV PLC (United Kingdom)			55,076	209,476

KAR Auction Services, Inc.			739	27,373

Kingfisher PLC (United Kingdom)			39,247	212,753

Lagardere SCA (France)			4,990	135,220

Landauer, Inc.			549	21,087

Lear Corp.			400	41,116

Liberty Media Corp.(NON)			732	26,513

LifeLock, Inc.(NON)			597	5,045

Lions Gate Entertainment Corp.			1,115	40,909

Live Nation Entertainment, Inc.(NON)			773	19,031

Macy's, Inc.			8,103	474,917

Malibu Boats, Inc. Class A(NON)			962	16,614

Marcus Corp.			1,004	19,488

Marks & Spencer Group PLC (United Kingdom)			19,938	158,090

Marriott Vacations Worldwide Corp.			275	19,528

MCBC Holdings, Inc.(NON)			821	12,233

Men's Wearhouse, Inc. (The)			500	28,225

Morningstar, Inc.			328	26,168

National CineMedia, Inc.			1,286	16,911

Next PLC (United Kingdom)			313	38,064

NIKE, Inc. Class B			7,581	847,177

Omnicom Group, Inc.			8,741	585,472

Oxford Industries, Inc.			329	27,689

Panasonic Corp. (Japan)			13,100	144,523

PayPal Holdings, Inc.(NON)			2,632	92,120

Penn National Gaming, Inc.(NON)			990	17,978

Peugeot SA (France)(NON)			5,736	98,707

PGT, Inc.(NON)			2,220	29,681

Pitney Bowes, Inc.			664	13,154

Publicis Groupe SA (France)			1,311	93,093

RE/MAX Holdings, Inc. Class A			678	24,869

Regal Entertainment Group Class A			1,287	24,479

Rollins, Inc.			2,393	66,813

Ryman Hospitality Properties(R)			2,234	114,448

Scotts Miracle-Gro Co. (The) Class A			431	26,804

Scripps Networks Interactive Class A			6,182	328,202

SeaWorld Entertainment, Inc.			1,102	19,616

Securitas AB Class B (Sweden)			9,032	114,821

Sequential Brands Group, Inc.(NON)			669	10,952

Shimamura Co., Ltd. (Japan)			500	46,233

Smith & Wesson Holding Corp.(NON)			1,517	27,427

Sotheby's Class A			349	12,288

Steven Madden, Ltd.(NON)			241	9,847

Target Corp.			10,100	784,871

Thomson Reuters Corp. (Canada)			4,152	161,181

Thor Industries, Inc.			1,799	98,189

Toppan Printing Co., Ltd. (Japan)			11,000	91,368

Vail Resorts, Inc.			102	11,007

Valeo SA (France)			1,004	125,822

Vantiv, Inc. Class A(NON)			2,849	125,470

Vince Holding Corp.(NON)			394	3,617

Vista Outdoor, Inc.(NON)			186	8,697

Visteon Corp.(NON)			221	22,025

Wal-Mart Stores, Inc.			4,355	281,899

Wolverine World Wide, Inc.			687	18,515

				9,657,253
Consumer staples (3.6%)

Altria Group, Inc.			16,750	897,465

Avis Budget Group, Inc.(NON)			611	26,963

Avon Products, Inc.			985	5,112

Barrett Business Services, Inc.			139	4,955

Beacon Roofing Supply, Inc.(NON)			610	22,113

Bloomin' Brands, Inc.			1,125	23,288

Bright Horizons Family Solutions, Inc.(NON)			239	14,608

Brinker International, Inc.			452	24,015

British American Tobacco PLC (United Kingdom)			1,915	101,950

Buffalo Wild Wings, Inc.(NON)			41	7,777

Bunge, Ltd.			2,770	200,687

Cal-Maine Foods, Inc.			364	19,336

Colgate-Palmolive Co.			8,786	551,849

ConAgra Foods, Inc.			6,663	277,714

Coty, Inc. Class A(NON)			1,130	34,250

Distribuidora Internacional de Alimentacion SA (Spain)			9,022	54,265

Dunkin' Brands Group, Inc.			7,826	392,552

Farmer Bros. Co.(NON)			249	5,692

Geo Group, Inc. (The)(R)			2,464	73,994

Grand Canyon Education, Inc.(NON)			574	21,215

Groupon, Inc.(NON)			1,933	8,699

Imperial Tobacco Group PLC (United Kingdom)			3,033	145,711

ITOCHU Corp. (Japan)			4,500	54,025

ITT Educational Services, Inc.(NON)			339	1,292

J Sainsbury PLC (United Kingdom)			9,594	35,435

John B. Sanfilippo & Son, Inc.			634	32,771

Kao Corp. (Japan)			3,600	164,863

Kforce, Inc.			894	23,950

Koninklijke Ahold NV (Netherlands)			9,915	195,466

Korn/Ferry International			482	16,422

Kraft Heinz Co. (The)			10,015	727,690

Kroger Co. (The)			19,904	686,688

L'Oreal SA (France)			377	64,255

McDonald's Corp.			7,923	752,843

METRO AG (Germany)			670	19,571

Monster Worldwide, Inc.(NON)			4,466	32,468

Nestle SA (Switzerland)			5,762	423,340

Nomad Foods, Ltd. (British Virgin Islands)(NON)			301	5,957

Nutraceutical International Corp.(NON)			318	7,708

On Assignment, Inc.(NON)			906	32,598

Papa John's International, Inc.			210	14,123

Paylocity Holding Corp.(NON)			177	5,845

Pinnacle Foods, Inc.			6,914	310,024

Reckitt Benckiser Group PLC (United Kingdom)			1,087	95,344

Sally Beauty Holdings, Inc.(NON)			638	16,677

Shutterfly, Inc.(NON)			101	3,925

Sonic Corp.			713	19,251

SpartanNash Co.			758	21,451

Swedish Match AB (Sweden)			3,756	110,768

Team Health Holdings, Inc.(NON)			143	8,400

TrueBlue, Inc.(NON)			890	21,360

Unilever NV ADR (Netherlands)			2,549	101,931

Unilever PLC (United Kingdom)			1,857	74,307

WH Group, Ltd. 144A (Hong Kong)(NON)			75,000	39,387

Woolworths, Ltd. (Australia)			1,462	27,467

				7,061,812
Energy (2.2%)

BP PLC (United Kingdom)			46,749	256,361

Callon Petroleum Co.(NON)			3,263	29,922

Columbia Pipeline Group, Inc.			13,227	335,437

Delek US Holdings, Inc.			520	15,995

Diamondback Energy, Inc.(NON)			95	6,488

EP Energy Corp. Class A(NON)			1,182	8,380

Exxon Mobil Corp.			18,145	1,365,230

Gulfport Energy Corp.(NON)			309	11,071

Neste Oil OYJ (Finland)			2,972	75,997

Northern Oil and Gas, Inc.(NON)(S)			1,940	11,698

Occidental Petroleum Corp.			11,798	861,372

OMV AG (Austria)			8,278	212,307

Pacific Ethanol, Inc.(NON)			1,407	9,962

REX American Resources Corp.(NON)			321	17,212

Royal Dutch Shell PLC Class A (United Kingdom)			5,876	152,298

Royal Dutch Shell PLC Class B (United Kingdom)			5,354	139,700

Schlumberger, Ltd.			3,451	267,004

SM Energy Co.			300	11,010

Statoil ASA (Norway)			14,451	219,347

Stone Energy Corp.(NON)			458	2,597

Total SA (France)			3,852	175,248

Vestas Wind Systems A/S (Denmark)			3,403	181,093

Whiting Petroleum Corp.(NON)			457	8,834

Woodside Petroleum, Ltd. (Australia)			2,558	58,726

				4,433,289
Financials (9.5%)

3i Group PLC (United Kingdom)			26,384	197,307

Access National Corp.			435	8,887

AG Mortgage Investment Trust, Inc.(R)			248	4,099

Ageas (Belgium)			3,415	139,281

Agree Realty Corp.(R)			406	11,551

AIA Group, Ltd. (Hong Kong)			4,400	24,328

Alexandria Real Estate Equities, Inc.(R)			1,712	147,215

Allianz SE (Germany)			1,135	181,183

Allied World Assurance Co. Holdings AG			4,700	187,718

American Capital Agency Corp.(R)			23,043	440,813

American Equity Investment Life Holding Co.(S)			1,023	24,818

American Financial Group, Inc.			1,499	103,521

Amtrust Financial Services, Inc.			500	29,075

Annaly Capital Management, Inc.(R)			51,029	513,352

Apartment Investment & Management Co. Class A(R)			2,982	107,441

Apollo Commercial Real Estate Finance, Inc.(R)			646	10,575

Apollo Residential Mortgage, Inc.(R)			1,071	14,951

Apple Hospitality REIT, Inc.(R)			3,042	53,874

Arbor Realty Trust, Inc.(R)			2,456	15,694

Arlington Asset Investment Corp. Class A			275	4,579

ARMOUR Residential REIT, Inc.(R)			164	3,505

Ashford Hospitality Prime, Inc.(R)			66	913

Ashford Hospitality Trust, Inc.(R)			1,651	12,779

Aspen Insurance Holdings, Ltd.			1,855	85,163

Assurant, Inc.			3,530	262,456

Australia & New Zealand Banking Group, Ltd. (Australia)			3,012	59,868

AvalonBay Communities, Inc.(R)			1,728	285,224

AXA SA (France)			4,023	101,339

Banco Latinoamericano de Exportaciones SA Class E (Panama)			952	23,467

Banco Santander SA (Spain)			16,006	97,384

Bank Hapoalim BM (Israel)			6,339	32,136

Bank of Yokohama, Ltd. (The) (Japan)			17,000	104,102

Barclays PLC (United Kingdom)			10,031	40,085

Berkshire Hathaway, Inc. Class B(NON)			6,554	878,498

BNP Paribas SA/New York, NY (France)			2,198	137,788

BofI Holding, Inc.(NON)			146	16,913

Boston Properties, Inc.(R)			2,135	242,066

Brixmor Property Group, Inc.(R)			4,807	109,696

Camden Property Trust(R)			1,839	132,463

Campus Crest Communities, Inc.(R)			1,990	10,288

Capital One Financial Corp.			9,776	760,084

Cardinal Financial Corp.			876	19,544

Cardtronics, Inc.(NON)			503	17,354

Care Capital Properties, Inc.(NON)(R)			566	17,985

CBL & Associates Properties, Inc.(R)			564	8,392

CBOE Holdings, Inc.			2,770	175,230

Chimera Investment Corp.(R)			8,715	122,097

Citizens & Northern Corp.			492	9,830

Citizens Financial Group, Inc.			3,716	92,231

CNO Financial Group, Inc.			1,088	19,464

CNP Assurances (France)			9,186	141,457

Corporate Office Properties Trust(R)			4,040	84,961

Credit Agricole SA (France)			11,527	156,128

Credit Suisse Group AG (Switzerland)			2,190	58,824

Customers Bancorp, Inc.(NON)			1,064	26,079

CYS Investments, Inc.(R)			862	6,732

DDR Corp.(R)			534	8,165

Deutsche Bank AG (Germany)			2,625	77,435

Dexus Property Group (Australia)(R)			15,951	83,661

DiamondRock Hospitality Co.(R)			8,242	96,926

Digital Realty Trust, Inc.(R)			466	29,507

Duke Realty Corp.(R)			6,485	117,119

DuPont Fabros Technology, Inc.(R)			5,227	139,718

East West Bancorp, Inc.			291	11,759

Employers Holdings, Inc.			1,232	27,166

Encore Capital Group, Inc.(NON)(S)			570	23,159

Endurance Specialty Holdings, Ltd.			1,257	80,134

EPR Properties(R)			240	12,214

Equity Residential Trust(R)			4,244	302,385

Essent Group, Ltd. (Bermuda)(NON)			334	8,948

Essex Property Trust, Inc.(R)			367	78,766

Everest Re Group, Ltd.			771	135,550

Extra Space Storage, Inc.(R)			293	21,530

Farmers Capital Bank Corp.(NON)			381	9,883

FCB Financial Holdings, Inc. Class A(NON)			776	25,592

Federal Agricultural Mortgage Corp. Class C			379	8,971

Federal Realty Investment Trust(R)			282	36,401

Federated National Holding Co.			1,232	26,993

Financial Institutions, Inc.			524	12,979

First Community Bancshares, Inc.			513	9,085

First Industrial Realty Trust(R)			540	10,471

First NBC Bank Holding Co.(NON)			568	19,880

First Niagara Financial Group, Inc.			11,741	108,604

FirstMerit Corp.			623	11,189

Flushing Financial Corp.			550	10,973

Gain Capital Holdings, Inc.			1,373	11,341

General Growth Properties(R)			8,641	219,309

Genworth Financial, Inc. Class A(NON)			2,017	10,448

Hang Seng Bank, Ltd. (Hong Kong)			9,000	160,141

Hanmi Financial Corp.			1,055	25,573

HCI Group, Inc.			539	21,425

HCP, Inc.(R)			11,862	439,606

Health Care REIT, Inc.(R)			2,710	171,679

Healthcare Realty Trust, Inc.(R)			3,710	84,959

Heartland Financial USA, Inc.			340	12,366

Heritage Insurance Holdings, Inc.(NON)			1,243	21,840

Hersha Hospitality Trust(R)			430	10,509

Highwoods Properties, Inc.(R)			2,917	110,671

Horizon Bancorp			404	9,547

HSBC Holdings PLC (United Kingdom)			28,142	221,881

Invesco Mortgage Capital, Inc.(R)			379	5,154

Investor AB Class B (Sweden)			3,805	136,284

Investors Real Estate Trust(R)			1,219	8,155

Kerry Properties, Ltd. (Hong Kong)			26,000	77,832

Kimco Realty Corp.(R)			7,468	172,137

Legal & General Group PLC (United Kingdom)			32,615	125,301

Lexington Realty Trust(R)			2,297	18,537

Liberty Property Trust(R)			3,210	98,675

LTC Properties, Inc.(R)			558	22,761

Macerich Co. (The)(R)			732	55,764

Maiden Holdings, Ltd. (Bermuda)			881	12,625

MainSource Financial Group, Inc.			789	16,340

Medical Properties Trust, Inc.(R)			10,154	118,497

Meta Financial Group, Inc.			303	13,156

MFA Financial, Inc.(R)			12,907	91,769

Mid-America Apartment Communities, Inc.(R)			133	10,452

Mitsubishi UFJ Financial Group, Inc. (Japan)			22,600	149,150

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			23,100	111,656

Mizuho Financial Group, Inc. (Japan)			139,100	285,348

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			388	71,337

National Health Investors, Inc.(R)			1,990	109,649

Nelnet, Inc. Class A			612	23,042

New World Development Co., Ltd. (Hong Kong)			82,000	83,375

New York Community Bancorp, Inc.(S)			16,678	294,533

NN Group NV (Netherlands)			2,604	79,422

Nomura Real Estate Holdings, Inc. (Japan)			1,100	20,669

One Liberty Properties, Inc.(R)			578	12,618

Oppenheimer Holdings, Inc. Class A			528	10,534

Opus Bank			481	17,696

ORIX Corp. (Japan)			11,000	148,258

Pacific Premier Bancorp, Inc.(NON)			558	10,468

PacWest Bancorp			217	9,253

Peoples Bancorp, Inc.			524	11,518

PNC Financial Services Group, Inc.			7,135	650,141

Popular, Inc. (Puerto Rico)(NON)			411	12,067

Post Properties, Inc.(R)			1,830	101,309

PRA Group, Inc.(NON)			509	27,125

ProAssurance Corp.			1,200	57,876

Prologis, Inc.(R)			6,694	254,372

Public Storage(R)			1,709	343,970

Ramco-Gershenson Properties Trust(R)			652	10,106

Rayonier, Inc.(R)			6,217	142,991

Realty Income Corp.(R)			1,204	53,807

Regency Centers Corp.(R)			133	7,888

RenaissanceRe Holdings, Ltd.			871	88,798

Renasant Corp.			448	14,040

Republic Bancorp, Inc. Class A			354	8,846

Resona Holdings, Inc. (Japan)			42,400	214,667

SBI Holdings, Inc. (Japan)			7,700	93,745

Scentre Group (Australia)(R)			20,119	54,550

Select Income REIT(R)			456	8,459

Simon Property Group, Inc.(R)			3,472	622,599

Skandinaviska Enskilda Banken AB (Sweden)			9,450	109,892

SL Green Realty Corp.(R)			500	51,755

SLM Corp.(NON)			20,121	170,626

Spirit Realty Capital, Inc.(R)			3,449	33,110

Starwood Property Trust, Inc.(R)			9,834	209,268

Sumitomo Mitsui Financial Group, Inc. (Japan)			6,900	282,522

Summit Hotel Properties, Inc.(R)			1,513	18,353

Sunstone Hotel Investors, Inc.(R)			7,741	107,058

Swiss Life Holding AG (Switzerland)			408	95,383

Swiss Re AG (Switzerland)			2,917	249,751

Symetra Financial Corp.			881	27,725

Talmer Bancorp, Inc. Class A			891	14,479

Taubman Centers, Inc.(R)			1,701	117,352

TFS Financial Corp.			1,629	27,970

Two Harbors Investment Corp.(R)			2,380	22,515

UBS Group AG (Switzerland)			6,713	138,799

UDR, Inc.(R)			839	27,100

United Community Banks, Inc.			541	10,587

United Insurance Holdings Corp.			1,737	22,824

Universal Health Realty Income Trust(R)			124	5,704

Validus Holdings, Ltd.			2,523	111,718

VEREIT, Inc.(R)			3,430	27,920

Vornado Realty Trust(R)			1,163	101,402

Washington Real Estate Investment Trust(R)			2,849	70,085

Weingarten Realty Investors(R)			3,675	116,277

Wells Fargo & Co.			22,313	1,189,952

Wheelock and Co., Ltd. (Hong Kong)			35,000	158,741

WP Carey, Inc.(R)			187	10,747

XL Group PLC			13,388	499,239

				18,877,420
Health care (5.5%)

ACADIA Pharmaceuticals, Inc.(NON)			386	14,139

Accuray, Inc.(NON)			992	6,835

Akorn, Inc.(NON)			145	5,770

Alere, Inc.(NON)			961	49,943

Alimera Sciences, Inc.(NON)			1,393	4,653

Alkermes PLC(NON)			102	6,075

AMAG Pharmaceuticals, Inc.(NON)(S)			1,298	81,177

AmerisourceBergen Corp.			7,117	711,985

AmSurg Corp.(NON)			330	25,879

Anacor Pharmaceuticals, Inc.(NON)			41	5,347

Applied Genetic Technologies Corp.(NON)			356	5,849

Aratana Therapeutics, Inc.(NON)			648	11,444

Ardelyx, Inc.(NON)			946	17,955

ARIAD Pharmaceuticals, Inc.(NON)			4,146	39,138

Astellas Pharma, Inc. (Japan)			8,800	130,655

AstraZeneca PLC (United Kingdom)			3,213	200,776

AtriCure, Inc.(NON)			461	11,276

aTyr Pharma, Inc.(NON)			291	4,214

Bayer AG (Germany)			1,716	232,909

Bio-Rad Laboratories, Inc.(NON)			507	70,640

Biospecifics Technologies Corp.(NON)			207	10,280

C.R. Bard, Inc.			2,271	440,097

Carbylan Therapeutics, Inc.(NON)			614	3,334

Cardinal Health, Inc.			2,295	188,810

Cardiome Pharma Corp. (Canada)(NON)			4,019	35,769

Catalent, Inc.(NON)			328	10,427

Celldex Therapeutics, Inc.(NON)			405	6,010

Centene Corp.(NON)			185	11,418

Cepheid(NON)			112	5,459

Chemed Corp.			396	53,995

Chiasma, Inc.(NON)			80	2,077

Chimerix, Inc.(NON)			134	6,558

Conmed Corp.			396	21,012

DaVita HealthCare Partners, Inc.(NON)			4,810	363,828

Depomed, Inc.(NON)			288	7,756

DexCom, Inc.(NON)			255	24,006

Dyax Corp.(NON)			480	11,050

Dynavax Technologies Corp.(NON)			658	18,661

Eagle Pharmaceuticals, Inc.(NON)			136	10,683

Eli Lilly & Co.			10,471	862,287

Emergent BioSolutions, Inc.(NON)			648	21,572

Enanta Pharmaceuticals, Inc.(NON)			245	9,565

Entellus Medical, Inc.(NON)			269	5,988

Exact Sciences Corp.(NON)			167	3,692

FivePrime Therapeutics, Inc.(NON)			252	4,806

GlaxoSmithKline PLC (United Kingdom)			8,804	180,359

Globus Medical, Inc. Class A(NON)			488	11,917

Greatbatch, Inc.(NON)			597	33,922

Halozyme Therapeutics, Inc.(NON)			295	5,151

Health Net, Inc.(NON)			494	31,646

HealthEquity, Inc.(NON)			431	12,637

HealthSouth Corp.			639	27,285

Hill-Rom Holdings, Inc.			539	28,481

Hologic, Inc.(NON)			17,369	674,091

ICU Medical, Inc.(NON)			440	49,949

Immune Design Corp.(NON)			292	4,654

Impax Laboratories, Inc.(NON)			133	5,448

Infinity Pharmaceuticals, Inc.(NON)			427	3,766

Inotek Pharmaceuticals Corp.(NON)			453	5,585

Insulet Corp.(NON)			180	5,348

Insys Therapeutics, Inc.(NON)			528	17,118

Isis Pharmaceuticals, Inc.(NON)			115	5,771

Jazz Pharmaceuticals PLC(NON)			530	89,475

Johnson & Johnson			12,781	1,201,158

Kindred Healthcare, Inc.			671	13,474

Lannett Co., Inc.(NON)			554	26,564

Ligand Pharmaceuticals, Inc.(NON)			89	8,183

Medicines Co. (The)(NON)			160	6,560

Medipal Holdings Corp. (Japan)			12,900	223,557

Mednax, Inc.(NON)			1,755	141,365

Merck & Co., Inc.			17,260	929,451

Merck KGaA (Germany)			813	77,648

Merrimack Pharmaceuticals, Inc.(NON)(S)			1,121	11,311

MiMedx Group, Inc.(NON)			1,014	9,846

Molina Healthcare, Inc.(NON)			68	5,072

Myriad Genetics, Inc.(NON)			191	7,174

Neurocrine Biosciences, Inc.(NON)			334	15,491

Novartis AG (Switzerland)			2,544	248,661

Novavax, Inc.(NON)			537	5,783

Novo Nordisk A/S Class B (Denmark)			3,469	191,786

Omega Healthcare Investors, Inc.(R)			831	28,071

OncoMed Pharmaceuticals, Inc.(NON)			226	4,427

Ophthotech Corp.(NON)			247	10,875

OraSure Technologies, Inc.(NON)			1,837	9,920

Otsuka Holdings Company, Ltd. (Japan)			800	27,289

Pacira Pharmaceuticals, Inc.(NON)			79	4,546

Pfizer, Inc.			32,876	1,059,265

Portola Pharmaceuticals, Inc.(NON)			138	6,508

POZEN, Inc.(NON)			2,768	24,165

Press Ganey Holdings, Inc.(NON)			116	3,741

Prestige Brands Holdings, Inc.(NON)			293	13,630

Prothena Corp. PLC (Ireland)(NON)			553	31,814

Providence Service Corp. (The)(NON)			378	16,946

PTC Therapeutics, Inc.(NON)			213	8,134

RadNet, Inc.(NON)			1,417	8,700

Ramsay Health Care, Ltd. (Australia)			2,044	90,855

Repligen Corp.(NON)			621	21,164

Retrophin, Inc.(NON)			331	9,076

Roche Holding AG-Genusschein (Switzerland)			1,056	286,469

Rockwell Medical, Inc.(NON)			1,861	22,276

Sage Therapeutics, Inc.(NON)			113	6,103

Sanofi (France)			3,864	379,968

Select Medical Holdings Corp.			1,648	21,259

Shionogi & Co., Ltd. (Japan)			3,100	121,714

Shire PLC (United Kingdom)			1,041	80,419

Sientra, Inc.(NON)			117	2,783

Spectranetics Corp. (The)(NON)			487	8,206

STAAR Surgical Co.(NON)			804	6,424

Steris Corp.			139	8,903

Sucampo Pharmaceuticals, Inc. Class A(NON)			743	19,957

Supernus Pharmaceuticals, Inc.(NON)			441	8,004

Surgical Care Affiliates, Inc.(NON)			685	25,037

Suzuken Co., Ltd. (Japan)			3,900	134,144

TESARO, Inc.(NON)			325	16,731

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			1,626	104,731

Threshold Pharmaceuticals, Inc.(NON)			1,228	5,158

TransEnterix, Inc.(NON)			2,951	7,791

Trevena, Inc.(NON)			610	3,660

Trinity Biotech PLC ADR (Ireland)			304	4,669

Triple-S Management Corp. Class B (Puerto Rico)(NON)			444	9,342

uniQure NV (Netherlands)(NON)			293	7,849

Ventas, Inc.(R)			2,263	124,510

WellCare Health Plans, Inc.(NON)			346	31,372

West Pharmaceutical Services, Inc.			522	29,154

Zeltiq Aesthetics, Inc.(NON)			492	15,877

				10,963,122
Technology (4.9%)

A10 Networks, Inc.(NON)			2,183	14,495

Accenture PLC Class A			2,879	271,403

Advanced Energy Industries, Inc.(NON)			971	23,566

Amdocs, Ltd.			3,369	192,740

Analog Devices, Inc.			2,356	131,606

Apigee Corp.(NON)			575	3,749

Apple, Inc.			6,739	759,890

Applied Micro Circuits Corp.(NON)			2,226	13,022

Aspen Technology, Inc.(NON)			295	11,172

AtoS (France)			392	29,639

AVG Technologies NV (Netherlands)(NON)			678	15,682

Barracuda Networks, Inc.(NON)			369	9,701

Black Knight Financial Services, Inc. Class A(NON)			1,472	47,796

Blackbaud, Inc.			253	14,456

Brocade Communications Systems, Inc.			1,555	16,561

CACI International, Inc. Class A(NON)			130	10,195

Cavium, Inc.(NON)			128	8,707

Ceva, Inc.(NON)			761	14,649

Cirrus Logic, Inc.(NON)			373	11,250

Cisco Systems, Inc.			35,816	926,918

Computer Sciences Corp.			3,124	193,657

Constant Contact, Inc.(NON)			281	6,958

Cornerstone OnDemand, Inc.(NON)			283	10,114

CSG Systems International, Inc.			582	17,990

Cypress Semiconductor Corp.(NON)			1,605	16,050

DSP Group, Inc.(NON)			1,825	15,969

DST Systems, Inc.			2,964	303,573

eBay, Inc.(NON)			27,438	743,844

EMC Corp.			30,037	747,020

EnerSys			539	28,820

Engility Holdings, Inc.			728	20,238

Fairchild Semiconductor International, Inc.(NON)			565	7,684

Fidelity National Information Services, Inc.			2,796	193,092

Fiserv, Inc.(NON)			3,521	300,236

Fujitsu, Ltd. (Japan)			14,000	69,529

Genpact, Ltd.(NON)			3,257	74,911

Gentex Corp.			6,406	99,293

Gigamon, Inc.(NON)			171	3,895

Glu Mobile, Inc.(NON)			2,964	13,605

GungHo Online Entertainment, Inc. (Japan)			38,000	114,406

Hoya Corp. (Japan)			5,500	215,468

Ibiden Co., Ltd. (Japan)			3,100	43,853

inContact, Inc.(NON)			1,404	10,600

Infineon Technologies AG (Germany)			10,344	113,213

Integrated Device Technology, Inc.(NON)			290	5,507

Intersil Corp. Class A			973	10,255

Intuit, Inc.			4,966	425,835

Iron Mountain, Inc.(R)			3,673	104,093

Ixia(NON)			2,134	33,013

Jabil Circuit, Inc.			789	15,267

L-3 Communications Holdings, Inc.			4,408	464,912

Lattice Semiconductor Corp.(NON)			3,077	12,862

Leidos Holdings, Inc.			1,853	77,974

Lexmark International, Inc. Class A			278	8,334

Manhattan Associates, Inc.(NON)			211	12,339

Maxim Integrated Products, Inc.			19,107	643,333

MAXIMUS, Inc.			178	10,778

Mellanox Technologies, Ltd. (Israel)(NON)			254	10,272

Mentor Graphics Corp.			1,299	33,566

Microsemi Corp.(NON)			338	10,735

Microsoft Corp.			2,804	122,030

Mixi, Inc. (Japan)			500	17,198

MobileIron, Inc.(NON)			886	3,641

Monolithic Power Systems, Inc.			176	8,464

Motorola Solutions, Inc.			405	26,252

MTS Systems Corp.			122	7,264

Murata Manufacturing Co., Ltd. (Japan)			1,100	159,236

NetApp, Inc.			6,867	219,469

Netscout Systems, Inc.(NON)			107	3,911

Nexon Co., Ltd. (Japan)			10,300	143,581

NIC, Inc.			368	6,933

Nimble Storage, Inc.(NON)			247	6,585

NTT Data Corp. (Japan)			1,400	67,439

ON Semiconductor Corp.(NON)			2,227	21,279

Otsuka Corp. (Japan)			500	26,395

Paychex, Inc.			11,777	525,961

Perficient, Inc.(NON)			793	13,132

Plexus Corp.(NON)			591	22,499

Power Integrations, Inc.			211	8,282

Proofpoint, Inc.(NON)			207	11,662

PROS Holdings, Inc.(NON)			318	7,034

QAD, Inc. Class A			574	14,448

Qlik Technologies, Inc.(NON)			236	8,935

QLogic Corp.(NON)			3,214	33,233

Qualys, Inc.(NON)			150	4,359

Quantum Corp.(NON)			6,635	7,763

Rovi Corp.(NON)			668	7,395

Sanmina Corp.(NON)			588	11,313

SAP AG (Germany)			565	38,032

Semtech Corp.(NON)			339	5,746

Silicon Laboratories, Inc.(NON)			112	4,870

SS&C Technologies Holdings, Inc.			207	14,022

Synaptics, Inc.(NON)			312	21,868

Synchronoss Technologies, Inc.(NON)			265	10,703

SYNNEX Corp.			249	19,718

Synopsys, Inc.(NON)			3,278	153,837

Tech Data Corp.(NON)			226	14,744

Tyler Technologies, Inc.(NON)			135	18,635

Veeva Systems, Inc. Class A(NON)			371	9,609

VeriFone Systems, Inc.(NON)			447	13,964

Verint Systems, Inc.(NON)			282	15,039

Web.com Group, Inc.(NON)			844	18,171

Woodward, Inc.			639	29,138

				9,674,079
Transportation (1.1%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,065	17,470

ANA Holdings, Inc. (Japan)			65,000	190,815

AP Moeller - Maersk A/S (Denmark)			111	188,352

Central Japan Railway Co. (Japan)			200	32,804

ComfortDelgro Corp., Ltd. (Singapore)			55,200	109,927

Deutsche Post AG (Germany)			2,991	82,423

Expeditors International of Washington, Inc.			1,174	57,491

International Consolidated Airlines Group SA (Spain)(NON)			11,479	95,200

Matson, Inc.			195	7,348

Qantas Airways, Ltd. (Australia)(NON)			19,853	47,471

Royal Mail PLC (United Kingdom)			14,375	101,732

Ryanair Holdings PLC ADR (Ireland)			2,910	212,285

Scorpio Tankers, Inc.			1,165	11,021

Swift Transportation Co.(NON)			1,285	25,045

United Parcel Service, Inc. Class B			8,272	807,761

Universal Truckload Services, Inc.			67	1,315

XPO Logistics, Inc.(NON)			264	9,266

Yangzijiang Shipbuilding Holdings, Ltd. (China)			227,100	177,038

				2,174,764
Utilities and power (1.1%)

American Electric Power Co., Inc.			2,180	118,352

American Water Works Co., Inc.			2,122	110,217

Centrica PLC (United Kingdom)			21,035	77,767

E.ON SE (Germany)			3,279	37,169

Enel SpA (Italy)			25,345	113,616

ENI SpA (Italy)			8,322	135,971

Entergy Corp.			7,375	481,809

Hawaiian Electric Industries, Inc.			1,714	48,455

Iberdrola SA (Spain)			17,520	118,871

RWE AG (Germany)			5,687	85,437

Southern Co. (The)			17,596	763,842

Tokyo Electric Power Co., Inc. (Japan)(NON)			16,400	112,278

				2,203,784

Total common stocks (cost $73,048,005)				$75,798,292

CORPORATE BONDS AND NOTES (22.6%)(a)
			Principal amount	Value

Basic materials (1.7%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$90,000	$89,550

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			40,000	37,699

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			10,000	9,865

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			85,000	99,025

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			25,000	23,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			15,000	13,913

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			143,000	156,759

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			45,000	46,856

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			35,000	35,525

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			25,000	24,313

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			100,000	104,750

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			8,000	7,690

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			10,000	9,619

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			20,000	17,100

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			35,000	30,450

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			50,000	48,125

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			60,000	61,050

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			70,000	67,426

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			20,000	19,607

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			10,000	8,500

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			30,000	21,525

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			194,000	162,915

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			130,000	120,015

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	80,063

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			35,000	40,075

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			70,000	71,925

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020			10,000	9,325

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			120,000	108,000

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			105,000	102,900

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			15,000	14,250

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			90,000	94,613

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			30,000	23,775

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	63,450

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			25,000	21,521

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			55,000	56,650

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			30,000	28,200

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			45,000	38,391

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			45,000	—

Monsanto Company sr. unsec. notes 5 1/2s, 2025			60,000	67,481

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			20,000	16,900

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			45,000	44,888

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			35,000	33,775

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			50,000	48,438

PQ Corp. 144A sr. notes 8 3/4s, 2018			40,000	41,700

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			145,000	144,097

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			160,000	165,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			65,000	59,313

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			45,000	44,606

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			15,000	15,113

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			15,000	15,488

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			45,000	49,838

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			50,000	51,125

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			25,000	25,297

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			20,000	20,000

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			40,000	49,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			30,000	29,138

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			33,000	32,051

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			10,000	9,805

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			75,000	71,625

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			20,000	19,900

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,425

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			50,000	49,750

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			40,000	37,200

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			60,000	81,369

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			32,000	41,391

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			75,000	77,344

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			35,000	35,438

				3,357,410
Capital goods (1.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			130,000	134,550

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	11,150

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			40,000	39,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			70,000	70,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			35,000	35,088

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			25,000	24,625

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			30,000	28,425

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			20,000	19,350

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			20,000	18,700

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			30,000	22,725

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			80,000	86,752

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			145,000	158,198

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			35,000	38,763

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	104,000

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			60,000	61,200

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			90,000	73,800

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			25,000	25,813

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			20,000	19,600

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			15,000	20,127

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			80,000	85,329

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			35,000	28,700

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			25,000	25,250

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			55,000	54,863

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			55,000	50,325

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			30,000	30,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			135,000	136,350

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			30,000	29,025

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			96,000	99,840

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			60,000	61,950

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			153,000	154,530

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			60,000	63,900

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			85,000	83,088

				1,895,016
Communication services (2.7%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			200,000	195,000

American Tower Corp. sr. unsec. notes 4s, 2025(R)			85,000	82,541

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			67,000	61,072

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			68,000	64,803

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			145,000	144,844

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			45,000	47,025

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			195,000	196,706

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			25,000	25,000

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			87,000	88,500

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			43,000	42,591

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			80,000	77,800

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			15,000	14,963

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			145,000	155,268

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			30,000	39,174

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			85,000	105,966

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			115,000	120,319

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			25,000	25,656

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			35,000	32,480

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			220,000	229,900

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			16,000	22,650

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			40,000	36,450

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			5,000	4,565

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			20,000	18,100

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			20,000	17,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			315,000	305,156

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			55,000	40,425

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			110,000	82,418

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			20,000	19,950

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			145,000	151,888

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			45,000	45,159

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)			200,000	200,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			70,000	70,945

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	233,762

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$36,000	39,060

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			330,000	325,875

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			120,000	115,350

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			195,000	189,638

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			10,000	10,525

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			25,000	26,125

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			80,000	83,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			25,000	25,719

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			30,000	30,660

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			75,000	77,531

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			25,000	25,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			20,000	20,390

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			220,000	266,642

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			36,000	40,823

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			95,000	95,084

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			64,000	73,388

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			328,000	292,810

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			30,000	32,216

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			30,000	27,664

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			31,000	36,008

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			251,000	248,444

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			45,000	42,525

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			95,000	98,325

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			90,000	73,351

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			25,000	18,348

				5,314,027
Consumer cyclicals (3.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			124,000	168,566

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			143,000	142,062

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			35,000	35,525

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025			35,000	34,825

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			60,000	61,500

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			105,000	114,581

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			115,000	110,554

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			50,000	32,500

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			40,000	41,100

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			120,000	119,700

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			35,000	34,132

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			25,000	26,156

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			85,000	85,000

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			137,000	175,741

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,150

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			45,000	45,788

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	15,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	24,375

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			50,000	51,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			35,000	36,155

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			30,000	29,400

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			55,000	55,413

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			9,000	11,585

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			25,000	23,780

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			65,000	64,513

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			20,000	20,950

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			15,000	15,713

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			25,000	25,750

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			115,000	169,503

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			192,000	242,038

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			25,000	25,813

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			55,000	51,574

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			95,000	101,745

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			20,000	18,840

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022			85,000	80,834

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			20,000	19,409

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	9,485

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			40,000	38,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			60,000	62,100

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			35,000	36,050

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			60,000	62,043

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			90,000	88,525

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			77,000	82,458

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			65,000	67,763

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	70,525

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			330,000	310,613

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			37,000	36,630

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			50,000	51,500

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			25,000	25,375

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			10,000	9,150

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			40,000	33,600

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			60,000	55,875

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			35,000	30,733

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			35,000	39,331

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			50,000	52,250

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			20,000	20,400

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			30,000	31,725

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			110,000	109,450

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			25,000	25,550

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			32,000	27,075

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			25,000	30,331

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 2 7/8s, 2023			10,000	9,277

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			20,000	20,100

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			60,000	57,900

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec. notes 4.4s, 2026			35,000	34,808

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			15,000	14,925

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			40,000	42,600

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			55,000	55,275

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	139,650

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			5,000	5,325

Navistar International Corp. sr. notes 8 1/4s, 2021			55,000	47,644

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			80,000	79,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			40,000	42,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			30,000	31,650

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			95,000	96,425

Nordstrom, Inc. sr. unsec. notes 5s, 2044			15,000	15,801

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			90,000	113,228

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			50,000	53,563

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			30,000	30,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			55,000	56,306

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			5,000	5,150

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			75,000	76,125

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			30,000	30,900

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			45,000	45,113

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			25,000	25,438

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			61,000	58,936

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			25,000	28,938

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			55,000	54,038

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			55,000	52,027

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			60,000	59,400

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			25,000	25,156

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	159,000

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			50,000	49,000

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			15,000	13,950

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			125,000	114,688

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			15,000	11,175

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			50,000	51,125

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			50,000	51,000

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			15,000	14,944

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	14,269

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			55,000	56,513

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			50,000	52,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	91,350

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,294

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			35,000	36,050

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			30,000	31,200

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			50,000	53,125

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			25,000	25,625

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	47,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			20,000	19,625

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			53,000	53,265

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			35,000	36,050

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			30,000	29,625

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			30,000	28,732

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			145,000	144,709

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			95,000	93,575

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			45,000	45,338

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	14,869

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			15,000	14,550

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			30,000	31,316

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			34,000	44,270

				6,570,862
Consumer staples (1.5%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			31,000	29,787

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			145,000	144,045

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			106,000	159,614

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			65,000	67,600

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	94,198

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			10,000	9,863

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			25,000	25,094

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			115,000	118,450

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			70,000	66,150

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			35,000	35,000

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			35,000	34,563

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			30,000	30,388

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			96,000	109,688

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			15,000	15,113

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			65,000	71,663

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			124,000	121,520

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			15,000	15,038

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			145,000	146,351

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			45,000	45,394

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			32,000	32,073

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			90,000	56,700

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			50,000	45,876

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			200,000	245,230

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			56,000	59,921

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			21,000	21,116

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			125,000	130,469

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			20,000	20,875

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039			95,000	116,317

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			45,000	56,591

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			15,000	15,525

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			115,000	122,906

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			11,000	10,501

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			45,000	43,898

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			144,000	144,156

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			30,000	30,675

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			50,000	49,625

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			75,000	74,250

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			60,000	61,575

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			23,000	22,989

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			32,000	32,816

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			5,000	5,388

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			25,000	24,625

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			45,000	43,313

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			75,000	76,500

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			55,000	47,988

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			35,000	34,667

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			65,000	67,194

				3,033,278
Energy (2.2%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			130,000	146,327

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	31,682

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			35,000	31,850

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	41,400

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			55,000	45,899

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			5,000	4,270

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			110,000	109,261

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			145,000	146,175

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			25,000	16,750

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			115,000	85,273

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			60,000	47,238

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			145,000	153,394

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	54,225

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			40,000	29,820

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			25,000	18,125

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			80,000	61,950

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			143,000	142,112

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			55,000	54,313

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			55,000	54,038

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			145,000	143,569

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			120,000	85,800

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			40,000	35,183

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			70,000	49,875

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			45,000	39,654

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			5,000	4,543

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			35,000	12,425

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			55,000	43,725

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			43,000	39,130

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			19,000	17,053

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			30,000	22,646

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			85,000	82,663

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023			35,000	32,550

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	5,475

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			130,000	42,900

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			30,000	26,325

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			40,000	42,300

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			10,000	10,175

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			20,000	17,302

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			55,000	11,000

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			25,000	9,563

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			135,000	52,650

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			60,000	58,950

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			35,000	32,550

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			19,000	13,763

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			115,000	95,450

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			50,000	23,375

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	25,300

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			30,000	6,000

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			95,000	19,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	184,760

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			175,000	152,910

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			85,000	34,935

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			175,000	119,875

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			110,000	36,850

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			15,000	14,315

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			95,000	83,771

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			145,000	148,172

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			30,000	27,300

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			35,000	31,325

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			145,000	140,831

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			20,000	20,300

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)			110,000	275

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			70,000	47,600

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			35,000	32,200

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			60,000	59,700

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			50,000	22,000

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			95,000	73,150

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			156,000	165,528

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			15,000	8,700

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			143,000	143,789

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			25,000	15,000

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			25,000	21,531

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			30,000	32,420

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			125,000	111,875

Williams Cos., Inc. (The) notes 8 3/4s, 2032			23,000	26,503

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			30,000	26,581

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			120,000	113,100

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	29,575

				4,299,867
Financials (6.1%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			156,000	155,811

Aflac, Inc. sr. unsec. notes 6.9s, 2039			17,000	21,597

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			20,000	19,998

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			55,000	54,313

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			230,000	244,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			90,000	106,557

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			30,000	34,800

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			35,000	33,860

American Express Co. sr. unsec. notes 7s, 2018			94,000	105,968

American Express Co. sr. unsec. notes 6.15s, 2017			107,000	115,996

American International Group, Inc. jr. sub. FRB 8.175s, 2058			290,000	382,800

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			60,000	57,300

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			154,000	150,920

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			25,000	25,750

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			95,000	95,026

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			149,000	148,986

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			143,000	145,534

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			145,000	144,172

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			250,000	248,931

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			270,000	355,054

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			162,000	162,023

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	203,408

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			90,000	93,761

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			180,000	186,499

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			25,000	25,645

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			40,000	40,381

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			75,000	74,040

CIT Group, Inc. sr. unsec. notes 5s, 2023			35,000	35,350

CIT Group, Inc. sr. unsec. notes 5s, 2022			115,000	116,869

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			20,000	20,000

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			155,000	162,944

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			3,000	2,948

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			48,000	45,900

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			6,000	5,910

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			151,000	156,802

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			65,000	70,645

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			60,000	61,875

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			35,000	36,050

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			330,000	329,606

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			130,000	133,618

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			80,000	79,400

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			25,000	25,625

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			200,000	212,000

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,084

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			149,000	160,976

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			55,000	30,800

Dresdner Funding Trust I 144A bonds 8.151s, 2031			180,000	224,775

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			21,000	21,740

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			45,000	47,025

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			55,000	55,000

EPR Properties unsec. notes 5 1/4s, 2023(R)			60,000	61,708

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			60,000	58,800

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			38,000	34,865

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			202,000	264,921

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			143,000	151,399

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			112,000	56,482

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			44,000	51,267

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			2,000	2,019

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			95,000	105,460

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			25,000	23,974

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			20,000	19,597

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			122,000	141,950

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			10,000	9,800

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			80,000	79,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			145,000	150,053

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			60,000	60,615

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			220,000	239,147

iStar, Inc. sr. unsec. notes 5s, 2019(R)			20,000	19,400

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			144,000	144,951

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026			60,000	59,613

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			4,000	4,024

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			25,000	24,077

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			240,000	279,600

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			512,000	534,400

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			30,000	33,600

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			65,000	65,530

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			170,000	193,171

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			145,000	151,544

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			100,000	109,994

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			60,000	62,288

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			149,000	156,324

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			35,000	37,100

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			40,000	37,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			30,000	26,438

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			20,000	29,926

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			36,000	37,980

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			40,000	36,600

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			25,000	22,750

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			45,000	47,025

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			45,000	46,575

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	99,036

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			80,000	73,600

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			250,000	249,060

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			116,000	117,740

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			75,000	70,688

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			145,000	146,357

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			200,000	209,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			200,000	200,500

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes 6 1/8s, 2021 (United Kingdom)			115,000	132,891

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			10,000	10,102

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			35,000	35,114

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			131,000	130,105

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			250,000	254,964

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			20,000	19,950

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			15,000	16,350

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	30,450

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			100,000	130,353

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.286s, 2037			220,000	187,550

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			250,000	256,340

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			100,000	104,500

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			20,000	16,225

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			9,000	11,940

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			130,000	141,807

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			45,000	40,950

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			40,000	38,900

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			70,000	71,663

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			143,000	144,663

				12,089,887
Health care (1.7%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			12,000	11,814

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			18,000	17,375

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			130,000	129,890

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	61,950

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	35,175

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			68,000	62,017

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			33,000	32,243

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			65,000	66,544

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			145,000	146,407

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			16,000	20,508

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			145,000	158,036

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	50,375

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			55,000	55,722

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			60,000	61,650

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			15,000	15,942

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			60,000	61,650

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			65,000	58,094

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			65,000	67,763

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			50,000	51,125

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			40,000	40,200

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			45,000	46,547

HCA, Inc. company guaranty sr. notes 5s, 2024			40,000	40,950

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			50,000	50,500

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			15,000	15,225

HCA, Inc. sr. notes 6 1/2s, 2020			170,000	188,700

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			35,000	35,656

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			45,000	46,125

Johnson & Johnson sr. unsec. notes 5.15s, 2018			91,000	100,498

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			85,000	89,038

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			40,000	39,700

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			15,000	14,902

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			15,000	14,939

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			125,000	124,386

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			149,000	153,484

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			60,000	57,600

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			80,000	85,200

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			275,000	286,000

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			50,000	52,438

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			45,000	45,899

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			15,000	15,038

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			20,000	20,100

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			35,000	35,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	108,000

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			55,000	58,850

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			10,000	10,194

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			60,000	60,330

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			65,000	71,620

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			58,000	63,702

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			5,000	5,088

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			25,000	25,188

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			55,000	56,788

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			60,000	61,350

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			55,000	55,825

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			85,000	89,144

				3,433,684
Miscellaneous (—%)

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			55,000	54,505

				54,505
Technology (1.1%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	41,900

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			38,000	37,674

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			100,000	91,250

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			70,000	46,550

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	269,250

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			66,000	66,105

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			40,000	38,900

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			145,000	142,921

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			53,000	59,705

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			195,000	205,238

First Data Corp. 144A sr. notes 5 3/8s, 2023			55,000	55,688

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			25,000	25,188

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			40,000	41,800

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			75,000	81,500

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			124,000	125,557

Infor US, Inc. 144A sr. notes 5 3/4s, 2020			10,000	10,025

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			85,000	79,688

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			145,000	144,789

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			60,000	61,350

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			14,000	15,735

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			55,000	54,175

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			80,000	74,600

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			50,000	47,209

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			60,000	60,300

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	200,000

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			40,000	42,800

				2,119,897
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			70,000	65,800

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			15,000	17,023

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			25,000	25,000

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			105,000	106,880

				214,703
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			240,000	277,356

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			140,000	131,600

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			25,000	23,500

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			110,000	106,563

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	53,500

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			15,000	15,769

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			96,000	111,445

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	5,175

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			80,000	82,950

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			5,000	5,204

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			695,000	704,730

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			47,606	50,878

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			18,000	16,277

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			25,000	21,250

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			125,000	120,313

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	84,000

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			60,000	53,649

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			44,000	36,711

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			10,000	11,830

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			20,000	26,229

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			115,000	118,738

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	28,875

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045			85,000	76,135

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			90,000	78,750

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			80,000	82,325

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	29,164

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			30,000	29,388

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			35,000	32,477

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			65,000	63,375

				2,478,156

Total corporate bonds and notes (cost $46,832,762)				$44,861,292

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, September 1, 2045			$3,000,000	$3,126,094

				3,126,094
U.S. Government Agency Mortgage Obligations (5.9%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, September 1, 2045			2,000,000	2,258,438
4s, TBA, September 1, 2045			5,000,000	5,314,063
3s, TBA, September 1, 2045			2,000,000	2,010,469
3s, TBA, September 1, 2030			2,000,000	2,075,781

				11,658,751

Total U.S. government and agency mortgage obligations (cost $14,754,220)				$14,784,845

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 0.875%, September 15, 2016(i)			$132,000	$133,110

Total U.S. treasury Obligations (cost $133,110)				$133,110

COMMODITY LINKED NOTES (4.4%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the S&P GSCI 3-Month Forward Index - Total Return multiplied by 3) (United Kingdom)			$3,830,000	$3,736,548

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the S&P GSCI Commodity Index multiplied by 3) (United Kingdom)			4,570,000	5,018,134

Total commodity Linked Notes (cost $8,400,000)				$8,754,682

MORTGAGE-BACKED SECURITIES (3.6%)(a)
			Principal amount	Value

Commercial mortgage-backed securities (2.8%)

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class AJ, 5.515s, 2042			$103,862	$103,702
Ser. 05-4, Class B, 5.118s, 2045			212,000	214,120

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050			61,000	62,882
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038			48,000	48,644
FRB Ser. 06-PW11, Class AJ, 5.596s, 2039			68,000	68,468

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.76s, 2047			100,000	108,197

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.968s, 2049			193,000	196,982
FRB Ser. 13-GC17, Class C, 5.261s, 2046			49,000	50,986
Ser. 14-GC21, Class AS, 4.026s, 2047			74,000	76,685
FRB Ser. 14-GC19, Class X, IO, 1.48s, 2047			1,538,999	115,040

COMM Mortgage Trust
Ser. 14-UBS6, Class C, 4.616s, 2047			113,000	108,994
FRB Ser. 14-LC15, Class XA, IO, 1.568s, 2047			986,227	73,791
FRB Ser. 14-CR16, Class XA, IO, 1.421s, 2047			661,984	45,517
FRB Ser. 14-CR17, Class XA, IO, 1.358s, 2047			1,033,577	70,721
FRB Ser. 14-UBS6, Class XA, IO, 1.227s, 2047			1,488,240	99,991

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			44,000	44,012

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.452s, 2044			120,000	120,600

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 1.232s, 2047(F)			2,103,256	139,592

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.225s, 2043			158,403	171,873

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 6.095s, 2045			118,000	86,281
Ser. 06-LDP6, Class AJ, 5.565s, 2043			24,000	24,040
FRB Ser. 05-LDP5, Class F, 5.56s, 2044			83,000	83,235
Ser. 06-LDP8, Class AJ, 5.48s, 2045			386,000	388,084
Ser. 04-LN2, Class A2, 5.115s, 2041			8,533	8,544
FRB Ser. 13-LC11, Class D, 4.38s, 2046			53,000	48,757
FRB Ser. 13-C10, Class C, 4.295s, 2047			108,000	107,287

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.42s, 2043			142,000	155,917
FRB Ser. 11-C3, Class E, 5.754s, 2046			213,000	222,740
FRB Ser. 12-C6, Class E, 5.372s, 2045			114,000	112,905

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858s, 2040			63,756	66,192
Ser. 06-C6, Class E, 5.541s, 2039			125,000	124,288
Ser. 06-C6, Class D, 5.502s, 2039			125,000	123,813

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.564s, 2048			123,000	112,678

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			47,000	47,304

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046			83,000	85,370
FRB Ser. 14-C17, Class XA, IO, 1.434s, 2047			1,491,768	106,453
FRB Ser. 13-C12, Class XA, IO, 1.148s, 2046			855,891	38,997

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			117,000	119,781
FRB Ser. 06-HQ8, Class D, 5.663s, 2044			125,000	124,500
Ser. 07-HQ11, Class AJ, 5.508s, 2044			50,000	50,239

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			50,000	52,833
FRB Ser. 13-C6, Class D, 4.495s, 2046			110,000	103,180

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.898s, 2043			270,000	274,725

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			23,000	23,600
Ser. 13-C18, Class AS, 4.387s, 2046			63,000	67,406
Ser. 13-UBS1, Class AS, 4.306s, 2046			48,000	51,078
FRB Ser. 13-C17, Class XA, IO, 1.742s, 2046			1,442,345	108,312
FRB Ser. 14-C19, Class XA, IO, 1.459s, 2047			1,159,821	82,707

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.644s, 2044			128,000	135,122
FRB Ser. 13-C16, Class D, 5.148s, 2046			77,000	75,766
FRB Ser. 12-C10, Class D, 4.605s, 2045			48,000	44,970
FRB Ser. 12-C9, Class XA, IO, 2.344s, 2045			865,412	85,710
FRB Ser. 11-C5, Class XA, IO, 2 1/8s, 2044			541,937	43,116
FRB Ser. 12-C10, Class XA, IO, 1.92s, 2045			2,181,154	192,923
FRB Ser. 13-C12, Class XA, IO, 1.616s, 2048			255,822	18,521

				5,518,171
Residential mortgage-backed securities (non-agency) (0.8%)

APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M, 0.333s, 2054			100,000	76,703

BCAP, LLC Trust 144A
FRB Ser. 10-RR11, Class 6A2, 2.636s, 2036			142,065	84,803
FRB Ser. 15-RR2, Class 22A3, 0.377s, 2035			125,000	112,454

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.719s, 2035			264,884	225,652

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.471s, 2036			110,000	89,100

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 05-HE6, Class M2, 0.619s, 2035			150,000	120,958

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			80,000	64,000

Nomura Resecuritization Trust 144A
FRB Ser. 15-1R, Class 6A9, 0.425s, 2047			160,000	99,200
FRB Ser. 14-7R, Class 2A3, 0.391s, 2035			124,412	104,506

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, 0.659s, 2044			381,303	346,032
FRB Ser. 05-AR9, Class A1B, 0.579s, 2045			382,756	345,871

				1,669,279

Total mortgage-backed securities (cost $7,276,926)				$7,187,450

ASSET-BACKED SECURITIES (2.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$2,682,000	$2,682,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			1,712,000	1,712,000

Total asset-backed securities (cost $4,394,000)				$4,394,000

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-16/$165.00		$37,324	$254,905

SPDR S&P 500 ETF Trust (Put)	Jul-16/175.00		37,324	316,054

SPDR S&P 500 ETF Trust (Put)	Jun-16/175.00		37,324	297,911

SPDR S&P 500 ETF Trust (Put)	May-16/173.00		38,022	259,149

SPDR S&P 500 ETF Trust (Put)	Apr-16/170.00		37,929	212,448

SPDR S&P 500 ETF Trust (Put)	Mar-16/173.00		37,812	214,559

Total purchased options outstanding (cost $1,536,859)				$1,555,026

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			$667,370	$592,291

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			204,698	207,768

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			150,000	153,000

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			200,000	182,250

Total foreign government and agency bonds and notes (cost $1,115,340)				$1,135,309

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			$243,508	$230,521

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			19,900	18,358

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			55,000	20,442

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			59,847	37,883

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.19s, 2021			64,348	64,208

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			73,875	73,021

Total senior loans (cost $501,638)				$444,433

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			43	$43,480

Citigroup, Inc. Ser. K, $1.719 ARP			2,640	70,435

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			6,280	137,658

M/I Homes, Inc. Ser. A, $2.438 pfd.			1,230	31,673

Total preferred stocks (cost $278,354)				$283,246

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$35,000	$39,922

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			20,000	15,125

Total convertible bonds and notes (cost $52,021)				$55,047

INVESTMENT COMPANIES (0.0%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			918	$10,649

Medley Capital Corp.			1,842	15,252

Solar Capital, Ltd.			746	13,212

Total investment companies (cost $44,378)				$39,113

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,550	$34,318

Total convertible preferred stocks (cost $34,286)				$34,318

SHORT-TERM INVESTMENTS (32.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		Shares	530,480	$530,480

Putnam Money Market Liquidity Fund 0.10%(AFF)		Shares	10,427,296	10,427,296

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	37,311,038	37,311,038

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	940,000	940,000

U.S. Treasury Bills 0.01%, October 1, 2015(SEG)(SEGSF)(SEGCCS)			$1,910,000	1,909,983

U.S. Treasury Bills 0.01%, October 15, 2015(SEG)(SEGSF)(SEGCCS)			5,791,000	5,790,903

U.S. Treasury Bills 0.01%, October 8, 2015(SEG)(SEGSF)(SEGCCS)			4,764,000	4,763,937

U.S. Treasury Bills 0.01%, September 17, 2015(SEG)(SEGSF)			212,000	212,000

U.S. Treasury Bills 0.03%, October 22, 2015(SEGSF)			350,000	349,984

U.S. Treasury Bills 0.09%, January 14, 2016(SEGSF)			269,000	268,859

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGSF)(SEGCCS)			1,132,000	1,131,084

U.S. Treasury Bills 0.18%, February 18, 2016(SEG)(SEGSF)			223,000	222,782

Total short-term investments (cost $63,858,588)				$63,858,346

TOTAL INVESTMENTS

Total investments (cost $222,260,487)(b)				$223,318,509

FORWARD CURRENCY CONTRACTS at 8/31/15 (aggregate face value $55,676,317) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$11,358	$18,632	$(7,274)
	British Pound	Buy	9/16/15	9,667	7,137	2,530
	Canadian Dollar	Sell	10/21/15	135,511	137,710	2,199
	Euro	Sell	9/16/15	183,508	166,540	(16,968)
	Mexican Peso	Buy	10/21/15	296,878	315,424	(18,546)
	New Taiwan Dollar	Sell	11/18/15	295,389	292,839	(2,550)
	New Zealand Dollar	Buy	10/21/15	11,871	6,652	5,219
	Norwegian Krone	Buy	9/16/15	17,390	18,424	(1,034)
	Swedish Krona	Sell	9/16/15	311,658	317,042	5,384
Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	336,828	342,490	5,662
	British Pound	Buy	9/16/15	243,198	239,535	3,663
	Canadian Dollar	Sell	10/21/15	173,815	174,129	314
	Euro	Buy	9/16/15	355,344	355,107	237
	Hong Kong Dollar	Sell	11/18/15	431,839	431,699	(140)
	Japanese Yen	Sell	11/18/15	163,469	161,493	(1,976)
	Mexican Peso	Buy	10/21/15	275,899	293,198	(17,299)
	New Zealand Dollar	Buy	10/21/15	370,792	375,397	(4,605)
	Norwegian Krone	Sell	9/16/15	85,224	71,194	(14,030)
	Singapore Dollar	Sell	11/18/15	49,939	56,876	6,937
	Swedish Krona	Sell	9/16/15	468,426	486,542	18,116
	Swiss Franc	Sell	9/16/15	38,500	33,087	(5,413)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	103,214	110,795	(7,581)
	British Pound	Buy	9/16/15	6,138	3,630	2,508
	Canadian Dollar	Sell	10/21/15	203,455	203,297	(158)
	Chilean Peso	Buy	10/21/15	10,890	11,698	(808)
	Danish Krone	Sell	9/16/15	181,825	180,947	(878)
	Euro	Buy	9/16/15	492,161	474,766	17,395
	Japanese Yen	Sell	11/18/15	227,151	221,909	(5,242)
	Mexican Peso	Buy	10/21/15	279,697	297,346	(17,649)
	New Zealand Dollar	Sell	10/21/15	40,161	42,564	2,403
	Norwegian Krone	Buy	9/16/15	53,452	56,570	(3,118)
	Swedish Krona	Sell	9/16/15	321,134	320,630	(504)
	Swiss Franc	Sell	9/16/15	132,579	136,052	3,473
Credit Suisse International
	Australian Dollar	Sell	10/21/15	154,963	155,216	253
	British Pound	Buy	9/16/15	878,581	876,488	2,093
	Canadian Dollar	Sell	10/21/15	207,635	205,276	(2,359)
	Euro	Sell	9/16/15	558,494	540,556	(17,938)
	Japanese Yen	Buy	11/18/15	2,606,529	2,546,749	59,780
	New Zealand Dollar	Buy	10/21/15	60,241	52,705	7,536
	Norwegian Krone	Sell	9/16/15	143,619	134,598	(9,021)
	Singapore Dollar	Sell	11/18/15	16,105	22,107	6,002
	Swedish Krona	Buy	9/16/15	460,013	436,264	23,749
	Swiss Franc	Buy	9/16/15	174,702	179,224	(4,522)
Deutsche Bank AG
	Australian Dollar	Sell	10/21/15	147,438	158,164	10,726
	British Pound	Sell	9/16/15	116,305	123,433	7,128
	Canadian Dollar	Buy	10/21/15	22,952	24,022	(1,070)
	Euro	Buy	9/16/15	2,902,465	2,843,122	59,343
	New Zealand Dollar	Sell	10/21/15	105,896	112,230	6,334
	Norwegian Krone	Sell	9/16/15	234,329	248,133	13,804
	Polish Zloty	Sell	9/16/15	308,580	314,584	6,004
	Swedish Krona	Sell	9/16/15	301,024	302,181	1,157
	Turkish Lira	Buy	9/16/15	32,871	34,870	(1,999)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	292,534	314,033	(21,499)
	Australian Dollar	Sell	10/21/15	293,102	300,108	7,006
	British Pound	Buy	9/16/15	163,411	162,331	1,080
	British Pound	Sell	9/16/15	332,345	330,148	(2,197)
	Canadian Dollar	Buy	10/21/15	151,471	151,168	303
	Canadian Dollar	Sell	10/21/15	85,274	89,257	3,983
	Euro	Sell	9/16/15	171,499	167,729	(3,770)
	Japanese Yen	Buy	11/18/15	372,027	364,038	7,989
	Japanese Yen	Sell	11/18/15	300,770	303,275	2,505
	New Zealand Dollar	Sell	10/21/15	153,886	163,113	9,227
	Norwegian Krone	Sell	9/16/15	208,551	212,424	3,873
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/21/15	70,347	75,472	5,125
	British Pound	Buy	9/16/15	940,571	939,399	1,172
	Canadian Dollar	Sell	10/21/15	92,950	111,597	18,647
	Euro	Buy	9/16/15	482,285	479,988	2,297
	Japanese Yen	Buy	11/18/15	1,464,884	1,431,327	33,557
	New Zealand Dollar	Buy	10/21/15	125,850	133,405	(7,555)
	Swedish Krona	Sell	9/16/15	132,641	133,221	580
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	443,734	470,443	(26,709)
	Australian Dollar	Sell	10/21/15	485,261	501,672	16,411
	British Pound	Buy	9/16/15	463,841	466,650	(2,809)
	British Pound	Sell	9/16/15	2,019,541	2,017,816	(1,725)
	Canadian Dollar	Buy	10/21/15	1,154,612	1,203,668	(49,056)
	Canadian Dollar	Sell	10/21/15	523,953	528,761	4,808
	Euro	Buy	9/16/15	3,466,571	3,412,946	53,625
	Euro	Sell	9/16/15	2,117,026	2,089,520	(27,506)
	Japanese Yen	Buy	11/18/15	311,340	302,427	8,913
	Japanese Yen	Sell	11/18/15	394,981	402,315	7,334
	Mexican Peso	Buy	10/21/15	348,097	369,901	(21,804)
	Mexican Peso	Sell	10/21/15	295,017	293,690	(1,327)
	New Taiwan Dollar	Sell	11/18/15	582,494	589,774	7,280
	New Zealand Dollar	Buy	10/21/15	437,348	452,440	(15,092)
	New Zealand Dollar	Sell	10/21/15	385,947	409,030	23,083
	Norwegian Krone	Buy	9/16/15	272,493	288,496	(16,003)
	Norwegian Krone	Sell	9/16/15	538,062	541,292	3,230
	Singapore Dollar	Buy	11/18/15	296,738	298,585	(1,847)
	Singapore Dollar	Sell	11/18/15	403,397	413,414	10,017
	South Korean Won	Buy	11/18/15	299,760	301,607	(1,847)
	South Korean Won	Sell	11/18/15	300,314	301,058	744
	Swedish Krona	Buy	9/16/15	156,106	150,961	5,145
	Swedish Krona	Sell	9/16/15	167,674	168,319	645
	Swiss Franc	Buy	9/16/15	24,322	24,951	(629)
	Swiss Franc	Sell	9/16/15	1,445,331	1,482,722	37,391
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	221,405	212,072	(9,333)
	British Pound	Buy	9/16/15	98,813	92,699	6,114
	Canadian Dollar	Sell	10/21/15	262,889	264,210	1,321
	Euro	Sell	9/16/15	259,606	246,271	(13,335)
	Japanese Yen	Sell	11/18/15	450,581	457,937	7,356
	New Zealand Dollar	Sell	10/21/15	3,031	11,458	8,427
	Norwegian Krone	Buy	9/16/15	53,790	71,559	(17,769)
	Singapore Dollar	Sell	11/18/15	120,221	123,248	3,027
	South Korean Won	Sell	11/18/15	301,174	302,726	1,552
	Swedish Krona	Sell	9/16/15	160,691	187,865	27,174
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	221,974	238,288	(16,314)
	Australian Dollar	Sell	10/21/15	121,386	130,308	8,922
	Brazilian Real	Buy	10/2/15	272,296	315,705	(43,409)
	Brazilian Real	Sell	10/2/15	289,019	297,844	8,825
	British Pound	Sell	9/16/15	11,661	11,585	(76)
	Canadian Dollar	Sell	10/21/15	497,505	520,780	23,275
	Chilean Peso	Buy	10/21/15	284,529	305,831	(21,302)
	Chilean Peso	Sell	10/21/15	285,613	303,712	18,099
	Euro	Buy	9/16/15	1,161,772	1,138,512	23,260
	Euro	Sell	9/16/15	315,388	309,489	(5,899)
	Hungarian Forint	Buy	9/16/15	311,406	310,617	789
	Israeli Shekel	Buy	10/21/15	6,684	6,954	(270)
	Japanese Yen	Sell	11/18/15	467,966	457,210	(10,756)
	New Zealand Dollar	Sell	10/21/15	242,985	257,562	14,577
	Norwegian Krone	Buy	9/16/15	10,514	11,159	(645)
	Singapore Dollar	Buy	11/18/15	296,738	298,564	(1,826)
	Singapore Dollar	Sell	11/18/15	369,774	379,005	9,231
	Swedish Krona	Buy	9/16/15	443,223	446,357	(3,134)
	Swedish Krona	Sell	9/16/15	369,825	377,478	7,653
	Swiss Franc	Sell	9/16/15	43,365	44,492	1,127
	Turkish Lira	Buy	9/16/15	280,177	303,897	(23,720)
	Turkish Lira	Sell	9/16/15	346,843	361,717	14,874
UBS AG
	Australian Dollar	Buy	10/21/15	654,847	694,256	(39,409)
	British Pound	Buy	9/16/15	1,049,817	1,048,055	1,762
	Canadian Dollar	Sell	10/21/15	201,403	217,723	16,320
	Chilean Peso	Buy	10/21/15	355	382	(27)
	Euro	Buy	9/16/15	2,428,485	2,412,390	16,095
	Israeli Shekel	Sell	10/21/15	1,888	1,963	75
	Japanese Yen	Sell	11/18/15	93,842	91,655	(2,187)
	New Zealand Dollar	Sell	10/21/15	36,183	38,351	2,168
	Norwegian Krone	Buy	9/16/15	26,720	28,269	(1,549)
	Swedish Krona	Sell	9/16/15	185,008	183,883	(1,125)
	Swiss Franc	Buy	9/16/15	537,148	551,189	(14,041)
WestPac Banking Corp.
	Australian Dollar	Sell	10/21/15	12,352	13,258	906
	British Pound	Buy	9/16/15	303,959	302,015	1,944
	Canadian Dollar	Sell	10/21/15	408,279	427,389	19,110
	Euro	Buy	9/16/15	57,690	56,443	1,247
	Japanese Yen	Buy	11/18/15	1,498,724	1,454,143	44,581
	New Zealand Dollar	Buy	10/21/15	309,604	328,212	(18,608)
	South Korean Won	Sell	11/18/15	14,933	13,866	(1,067)

Total						$235,872

FUTURES CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	75	$2,751,233	Sep-15	$(173,688)
Euro-Bobl 5 yr (Long)	49	7,149,749	Sep-15	48,945
Euro-Bund 10 yr (Long)	44	7,558,761	Sep-15	102,699
Euro-Buxl 30 yr (Long)	24	4,082,294	Sep-15	9,337
Euro-Schatz 2 yr (Long)	10	1,248,449	Sep-15	645
Japanese Government Bond 10 yr (Long)	21	25,629,232	Sep-15	216,279
Russell 2000 Index Mini (Short)	28	3,241,000	Sep-15	290,584
S&P 500 Index E-Mini (Long)	32	3,150,720	Sep-15	(198,075)
S&P 500 Index E-Mini (Short)	51	5,021,460	Sep-15	231,288
Tokyo Price Index (Long)	32	4,047,676	Sep-15	(308,471)
U.K. Gilt 10 yr (Long)	34	6,114,155	Dec-15	952
U.S. Treasury Bond 30 yr (Long)	16	2,474,000	Dec-15	(7,626)
U.S. Treasury Bond Ultra 30 yr (Long)	19	3,009,719	Dec-15	(17,536)
U.S. Treasury Bond Ultra 30 yr (Short)	1	158,406	Dec-15	637
U.S. Treasury Note 2 yr (Long)	36	7,864,875	Dec-15	(7,861)
U.S. Treasury Note 2 yr (Short)	1	218,469	Dec-15	216
U.S. Treasury Note 5 yr (Long)	68	8,121,750	Dec-15	(11,823)
U.S. Treasury Note 5 yr (Short)	20	2,388,750	Dec-15	3,441
U.S. Treasury Note 10 yr (Long)	24	3,049,500	Dec-15	(419)
U.S. Treasury Note 10 yr (Short)	169	21,473,563	Dec-15	4,195

Total				$183,719

WRITTEN OPTIONS OUTSTANDING at 8/31/15 (premiums $104,918) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Sep-15/$209.00	$89,221	$41,042
SPDR S&P 500 ETF Trust (Call)	Sep-15/208.50	33,460	13,170
SPDR S&P 500 ETF Trust (Call)	Sep-15/208.00	33,605	9,326
SPDR S&P 500 ETF Trust (Call)	Sep-15/214.50	32,337	80
SPDR S&P 500 ETF Trust (Call)	Sep-15/214.50	33,425	9

Total			$63,627

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$57,300,000	(E)	$(657,758)	9/16/25	3 month USD-LIBOR-BBA	2.60%	$1,103,529
	19,347,400	(E)	486,565	9/16/25	2.60%	3 month USD-LIBOR-BBA	(108,135)
	10,000,000	(E)	(66,964)	9/16/20	3 month USD-LIBOR-BBA	2.00%	98,895
	2,754,800	(E)	15,520	9/16/20	2.00%	3 month USD-LIBOR-BBA	(30,171)
	4,000,000	(E)	(4,881)	9/16/17	3 month USD-LIBOR-BBA	1.25%	21,335
	13,735,000	(E)	15,308	9/16/17	1.25%	3 month USD-LIBOR-BBA	(74,712)
	1,500,000	(E)	(52,403)	9/16/45	3 month USD-LIBOR-BBA	3.10%	74,820
	449,100	(E)	18,801	9/16/45	3.10%	3 month USD-LIBOR-BBA	(19,289)
	3,821,000		(4,787)	6/18/17	3 month USD-LIBOR-BBA	0.955%	8,507
	49,000		(1)	7/28/25	2.3615%	3 month USD-LIBOR-BBA	(613)
	109,000		(4)	7/14/45	2.96%	3 month USD-LIBOR-BBA	(6,465)
	35,000		—	7/28/25	2.36043%	3 month USD-LIBOR-BBA	(435)
	143,000		(1)	7/28/20	3 month USD-LIBOR-BBA	1.758%	1,143
	35,000		—	7/28/25	2.36589%	3 month USD-LIBOR-BBA	(452)
	35,000		—	7/28/25	2.3675%	3 month USD-LIBOR-BBA	(457)

	Total		$(250,605)	$1,067,500
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(306,573)
	5,000,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(491,085)
	4,000,000	—	6/10/24	(2.50%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(339,440)
	1,000,000	—	11/7/24	(2.2625%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(55,631)
	1,000,000	—	12/8/24	(2.075%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(35,110)
baskets	189,408	—	5/31/16	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF6) of common stocks	(5,939)
units	4,926	—	5/31/16	3 month USD-LIBOR-BBA minus 7 bp	Russell 1000 Total Return Index	16,338
Barclays Bank PLC
	$3,197,851	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,679
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(395,878)
	3,600,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(350,028)
	325,675	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	594
Citibank, N.A.
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	151,628
baskets	64	—	12/17/15	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	(581,509)
BRL	91	—	10/14/15	0.00%	Bovespa October'15 Futures	110,434
units	1,377	—	12/17/15	3 month USD-LIBOR-BBA plus 0.15%	Russell 1000 Total Return Index	526,345
units	96	—	12/17/15	3 month USD-LIBOR-BBA plus 0.15%	Russell 1000 Total Return Index	(9,764)
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(326,183)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(339,466)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(162,637)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(73,222)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(420,186)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(671,646)
shares	94,529	—	7/1/16	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(602,225)
shares	18,900	—	6/8/16	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(123,413)
shares	37,583	—	9/21/15	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(247,499)
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(48,388)
Goldman Sachs International
	1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(180,390)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(205,734)
	4,400,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(431,640)
	2,900,000	—	4/9/25	(2.055%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(38,657)
JPMorgan Chase Bank N.A.
	10,900,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,106,350)
	11,620	—	7/14/16	(3 month USD-LIBOR-BBA plus 0.26%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(64,701)
	1,400,000	—	8/7/25	(1.92%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,753)

Total		$—	$(6,807,029)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 23 Index	BBB/P	$9,630	$100,000	6/20/20	100 bp	$(798)
	EM Series 23 Index	BBB/P	37,560	400,000	6/20/20	100 bp	(3,651)
	EM Series 23 Index	BBB/P	1,649,371	16,250,000	6/20/20	100 bp	(24,826)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	243	8,000	5/11/63	300 bp	113
	CMBX NA BBB- Index	BBB-/P	1,940	20,000	5/11/63	300 bp	1,614
	CMBX NA BBB- Index	BBB-/P	1,596	20,000	5/11/63	300 bp	1,270
	CMBX NA BBB- Index	BBB-/P	1,549	20,000	5/11/63	300 bp	1,222
	CMBX NA BBB- Index	BBB-/P	1,316	20,000	5/11/63	300 bp	989
	CMBX NA BBB- Index	BBB-/P	353	23,000	5/11/63	300 bp	(22)
	CMBX NA BBB- Index	BBB-/P	1,641	40,000	5/11/63	300 bp	989
	CMBX NA BBB- Index	BBB-/P	28,126	367,000	5/11/63	300 bp	21,941
	CMBX NA BBB- Index	BBB-/P	9	1,000	1/17/47	300 bp	(36)
	CMBX NA BBB- Index	BBB-/P	2	1,000	1/17/47	300 bp	(43)
	CMBX NA BBB- Index	BBB-/P	13	2,000	1/17/47	300 bp	(77)
	CMBX NA BBB- Index	BBB-/P	10	2,000	1/17/47	300 bp	(80)
	CMBX NA BBB- Index	BBB-/P	6	2,000	1/17/47	300 bp	(84)
	CMBX NA BBB- Index	BBB-/P	6	2,000	1/17/47	300 bp	(84)
	CMBX NA BBB- Index	BBB-/P	21	3,000	1/17/47	300 bp	(114)
	CMBX NA BBB- Index	BBB-/P	16	5,000	1/17/47	300 bp	(209)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(332)
	CMBX NA BBB- Index	BBB-/P	125	16,000	1/17/47	300 bp	(595)
	CMBX NA BB Index	—	(3,530)	200,000	5/11/63	(500 bp)	550
	CMBX NA BBB- Index	—	(73)	6,000	5/11/63	(300 bp)	25
	CMBX NA BBB- Index	BBB-/P	11	4,000	5/11/63	300 bp	(54)
	CMBX NA BBB- Index	BBB-/P	8	6,000	5/11/63	300 bp	(90)
	CMBX NA BBB- Index	BBB-/P	(42)	7,000	5/11/63	300 bp	(156)
	CMBX NA BBB- Index	BBB-/P	7	11,000	5/11/63	300 bp	(172)
	CMBX NA BBB- Index	BBB-/P	96	13,000	5/11/63	300 bp	(116)
	CMBX NA BBB- Index	BBB-/P	79	13,000	5/11/63	300 bp	(133)
	CMBX NA BBB- Index	BBB-/P	149	15,000	5/11/63	300 bp	(96)
	CMBX NA BBB- Index	BBB-/P	(140)	15,000	5/11/63	300 bp	(385)
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	(395)
	CMBX NA BBB- Index	BBB-/P	(50)	15,000	5/11/63	300 bp	(295)
	CMBX NA BBB- Index	BBB-/P	(50)	15,000	5/11/63	300 bp	(295)
	CMBX NA BBB- Index	BBB-/P	(126)	15,000	5/11/63	300 bp	(370)
	CMBX NA BBB- Index	BBB-/P	83	18,000	5/11/63	300 bp	(210)
	CMBX NA BBB- Index	BBB-/P	102	22,000	5/11/63	300 bp	(257)
	CMBX NA BBB- Index	BBB-/P	(221)	22,000	5/11/63	300 bp	(580)
	CMBX NA BBB- Index	BBB-/P	275	64,000	5/11/63	300 bp	(770)
	CMBX NA BBB- Index	BBB-/P	628	17,000	1/17/47	300 bp	(137)
	CMBX NA BBB- Index	BBB-/P	604	27,000	1/17/47	300 bp	(611)
	CMBX NA BBB- Index	BBB-/P	790	27,000	1/17/47	300 bp	(425)
	CMBX NA BBB- Index	BBB-/P	502	40,000	1/17/47	300 bp	(1,299)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(166)	24,000	5/11/63	300 bp	(558)
	CMBX NA BBB- Index	BBB-/P	7	2,000	1/17/47	300 bp	(83)
	CMBX NA BBB- Index	BBB-/P	8	2,000	1/17/47	300 bp	(82)
	CMBX NA BBB- Index	BBB-/P	7	2,000	1/17/47	300 bp	(83)
	CMBX NA BBB- Index	BBB-/P	17	4,000	1/17/47	300 bp	(163)
	CMBX NA BBB- Index	BBB-/P	14	4,000	1/17/47	300 bp	(166)
	CMBX NA BBB- Index	BBB-/P	14	4,000	1/17/47	300 bp	(166)
	CMBX NA BB Index	—	(201)	19,000	5/11/63	(500 bp)	168
	CMBX NA BB Index	—	249	11,000	5/11/63	(500 bp)	462
	CMBX NA BB Index	—	(96)	10,000	5/11/63	(500 bp)	98
	CMBX NA BB Index	—	(68)	8,000	5/11/63	(500 bp)	87
	CMBX NA BB Index	—	50	3,000	5/11/63	(500 bp)	109
	CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	89
	CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	62
	CMBX NA BB Index	—	(4)	2,000	1/17/47	(500 bp)	78
	CMBX NA BBB- Index	—	(154)	17,000	5/11/63	(300 bp)	123
	CMBX NA BBB- Index	BBB-/P	(32)	4,000	5/11/63	300 bp	(97)
	CMBX NA BBB- Index	BBB-/P	84	14,000	5/11/63	300 bp	(145)
	CMBX NA BBB- Index	BBB-/P	160	14,000	5/11/63	300 bp	(69)
	CMBX NA BBB- Index	BBB-/P	(140)	15,000	5/11/63	300 bp	(385)
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	(395)
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	(395)
	CMBX NA BBB- Index	BBB-/P	(60)	15,000	5/11/63	300 bp	(305)
	CMBX NA BBB- Index	BBB-/P	190	9,000	1/17/47	300 bp	(215)
	CMBX NA BBB- Index	BBB-/P	389	13,000	1/17/47	300 bp	(196)
	CMBX NA BBB- Index	BBB-/P	515	17,000	1/17/47	300 bp	(250)

	Total		$1,733,032	$(11,561)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(2,280,621)	$31,984,920	6/20/20	500 bp	$(535,806)
	NA IG Series 24 Index	BBB+/P	(177,404)	9,100,000	6/20/20	100 bp	(83,456)

	Total		$(2,458,025)	$(619,262)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $198,200,559.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $222,417,425, resulting in gross unrealized appreciation and depreciation of $8,081,318 and $7,180,234, respectively, or net unrealized appreciation of $901,084.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$10,139,420	$25,246,739	$24,958,863	$1,267	$10,427,296
	Putnam Short Term Investment Fund*	41,010,048	7,318,220	11,017,230	10,892	37,311,038
	Totals	$51,149,468	$32,564,959	$35,976,093	$12,159	$47,738,334
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $530,480, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $514,559.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $169,132,853 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.4%
	United Kingdom	6.9
	Japan	2.5
	France	1.9
	Canada	1.0
	Switzerland	0.9
	Germany	0.9
	Netherlands	0.5
	Other	4.0

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $7,847,687 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,364,088 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$1,931,433	$936,245	$—
Capital goods	4,466,705	703,561	—
Communication services	1,758,207	866,385	—
Conglomerates	—	90,233	—
Consumer cyclicals	7,822,929	1,834,324	—
Consumer staples	5,633,512	1,428,300	—
Energy	3,020,938	1,412,351	—
Financials	16,289,023	2,588,397	—
Health care	9,084,127	1,878,995	—
Technology	9,493,195	180,884	—
Transportation	1,707,057	467,707	—
Utilities and power	1,634,953	568,831	—
Total common stocks	62,842,079	12,956,213	—
Asset-backed securities	—	1,712,000	2,682,000
Commodity linked notes	—	8,754,682	—
Convertible bonds and notes	—	55,047	—
Convertible preferred stocks	—	34,318	—
Corporate bonds and notes	—	44,756,792	104,500
Foreign government and agency bonds and notes	—	1,135,309	—
Investment companies	39,113	—	—
Mortgage-backed securities	—	7,010,996	176,454
Preferred stocks	208,093	75,153	—
Purchased options outstanding	—	1,555,026	—
Senior loans	—	444,433	—
U.S. government and agency mortgage obligations	—	14,784,845	—
U.S. treasury obligations	—	133,110	—
Short-term investments	48,678,334	15,180,012	—

Totals by level	$111,767,619	$108,587,936	$2,962,954

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$235,872	$—
Futures contracts	183,719	—	—
Written options outstanding	—	(63,627)	—
Interest rate swap contracts	—	1,318,105	—
Total return swap contracts	—	(6,807,029)	—
Credit default contracts	—	94,170	—

Totals by level	$183,719	$(5,222,509)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of May 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of August 31, 2015

Asset-backed securities	$2,682,000	$—	$—	$—	$—	$—	$—	$—	$2,682,000
Corporate bonds and notes	$104,500	—	—	—	—	—	—	—	$104,500
Mortgage-backed securities	$200,975	—	—	579	—	—	64,000	(89,100)	$176,454

Totals:	$2,987,475	$—	$—	$579	$—	$—	$64,000	$(89,100)	$2,962,954

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $579 related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Level 3 securities, which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,844,406	$1,750,236
Foreign exchange contracts	845,730	609,858
Equity contracts	2,730,015	2,378,911
Interest rate contracts	2,639,270	6,804,180

Total	$8,059,421	$11,543,185

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$230,000
Written equity option contracts (contract amount)		$220,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$88,600,000
Centrally cleared interest rate swap contracts (notional)		$111,100,000
OTC total return swap contracts (notional)		$155,300,000
OTC credit default contracts (notional)		$18,200,000
Centrally cleared credit default contracts (notional)		$41,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$3,893	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,893
	OTC Total return swap contracts*#	16,338	5,273	—	788,407	—	—	—	—	—	—	—	—	—	—	810,018
	OTC Credit default contracts*#	—	—	—	—	4,178	—	1,465	—	—	—	—	—	—	—	5,643
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	88,519	—	—	—	—	88,519
	Forward currency contracts#	15,332	34,929	—	25,779	99,413	104,496	35,966	61,378	178,626	—	54,971	130,632	36,420	67,788	845,730
	Purchased options#	—	—	—	686,156	—	—	—	—	868,870	—	—	—	—	—	1,555,026

	Total Assets	$31,670	$40,202	$3,893	$1,500,342	$103,591	$104,496	$37,431	$61,378	$1,047,496	$88,519	$54,971	$130,632	$36,420	$67,788	$3,308,829

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	44,662	—	—	—		—	—	—	—	—	—	—	44,662
	OTC Total return swap contracts*#	1,233,778	745,906	—	591,273	2,966,477	48,388	856,421	—	1,174,804	—	—	—	—	—	7,617,047
	OTC Credit default contracts*#	—	1,725,836	—	—	19,940	—	4,460	—	—	—	—	—	—	—	1,750,236
	Centrally cleared credit default contracts§	—	—	99,762	—	—	—	—	—	—	—	—	—	—	—	99,762
	Futures contracts§	—	—	—	—	—	—	—	—	—	215,190	—	—	—	—	215,190
	Forward currency contracts#	46,372	43,463	—	35,938	33,840	3,069	27,466	7,555	166,354	—	40,437	127,351	58,338	19,675	609,858
	Written options#	41,042	—	—	13,259	—	9,326	—	—	—	—	—	—	—	—	63,627

	Total Liabilities	$1,321,192	$2,515,205	$144,424	$640,470	$3,020,257	$60,783	$888,347	$7,555	$1,341,158	$215,190	$40,437	$127,351	$58,338	$19,675	$10,400,382

	Total Financial and Derivative Net Assets	$(1,289,522)	$(2,475,003)	$(140,531)	$859,872	$(2,916,666)	$43,713	$(850,916)	$53,823	$(293,662)	$(126,671)	$14,534	$3,281	$(21,918)	$48,113	$(7,091,553)
	Total collateral received (pledged)##†	$(1,070,818)	$(2,475,003)	$—	$230,000	$(2,879,736)	$43,713	$(850,916)	$53,823	$580,000	$—	$—	$—	$—	$—
	Net amount	$(218,704)	$—	$(140,531)	$629,872	$(36,930)	$—	$—	$—	$(873,662)	$(126,671)	$14,534	$3,281	$(21,918)	$48,113

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015